Commitments - Schedule of Sales Agreements for Future Delivery (Details)		12 Months Ended
		Jun. 30, 2026 tons Bags	Jun. 30, 2025 tons Bags
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Feb27-Mar27	Feb26-Jul26
Quantity		16,667	96,573
Agreements		1	4
Unit		bags	bags
Currency		R$	R$
Price		110	109.45
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Feb27-Mar27	Apr26-Jul26
Quantity		141,667	86,656
Agreements		4	4
Unit		bags	bags
Currency		US$	US$
Price		20.89	22.3
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Feb27-Mar27
Quantity		66,667
Agreements		2
Unit		bags
Currency	[1]
Price	[1]
Cotton lint [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date			Aug26-Nov26
Quantity | tons			1,500
Agreements			4
Unit			ton
Currency			R$
Price			10,583.98
Cotton lint [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date			Aug26-Nov26
Quantity | tons			2,016
Agreements			5
Unit			ton
Currency			US$
Price			1,459.42
Cotton lint [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date			Aug26-Nov26
Quantity | tons			800
Agreements			2
Unit			ton
Currency	[1]
Price	[1]
Corn [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date			May26-Aug26
Quantity			298,843
Agreements			9
Unit			bags
Currency			R$
Price			55.07
Corn [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date			May26-Aug26
Quantity			142,719
Agreements			5
Unit			bags
Currency			US$
Price			10.31
Corn [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date			May26-Sep26
Quantity			250,000
Agreements			2
Unit			bags
Currency	[1]
Price	[1]
Sugarcane [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Apr26-Dec26
Quantity | tons		1,144,765
Agreements		1
Unit		ton
Currency	[2]
Price	[2]

[1]	For certain contracts, a strategy is used locking in price components (CBOT, premium, or cost).
[2]	The price applied to sugarcane invoicing varies according to the Consecana rate for the month of invoicing. For the Brazilian Real-denominated sugarcane contract, the Company is committed to delivering 1,250,000 tonnes; however, should productivity exceed this amount, the surplus will be sold to the same customer.